ORGANIZATION - Additional information (Details) ¥ in Millions		12 Months Ended
	Jul. 22, 2020	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2019 CNY (¥)
Subsidiary or Equity Method Investee
Onshore capital returned to preferred shareholder				¥ 3,000.0		¥ 6,931.0
Ratio of issued and unissued ordinary shares and preferred shares was subdivided	5
Amount of registered capital of the VIEs					¥ 23,400.0
Revision of Prior Period, Adjustment [Member]
Subsidiary or Equity Method Investee
Proceeds from operating activities		¥ 256.6	¥ 58.1
Beijing Lianjia
Subsidiary or Equity Method Investee
Equity investments, pledge (as a percent)				3.03%
VIE
Subsidiary or Equity Method Investee
Amount of registered capital of the VIEs		2,500.0			2,700.0
Amount of non-distributable statutory reserves of the VIEs		142.7			¥ 193.8
VIE | Revision of Prior Period, Adjustment [Member]
Subsidiary or Equity Method Investee
Proceeds from operating activities		¥ 292.9	¥ 642.4